CERT NAS
File# 1-38018

17010254

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
JUL 21 2017
Washington, DC 20549

By Electronic Mail

July 21, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 21, 2017 The Nasdaq Stock Market (the "Exchange") received from Integrated Media Technology Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares, no par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery